Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consists of the following:

	As of December 31, 2020	As of December 31, 2019
Computer hardware and software	48,895	31,966
Office furniture and fixtures	17,909	21,882
Buildings	3,128	2,086
Vans	1,571	—
Land	266	41

Total property and equipment	$71,769	$55,975

Accumulated depreciation (1)	(49,036)	(34,770)
Impairment charge	(271)	—

Total property and equipment, net	$22,462	$21,205

(1)
Accumulated depreciation as of December 31, 2020 comprised of $37,171, $10,169, $852 and $844 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively. Accumulated depreciation as of December 31, 2019 comprised of $23,955, $10,345 and $470 for computer hardware and software, office furniture and fixtures and buildings, respectively.

Summary of movements in property, plant and equipment
The changes in the balance of property and equipment for the years ended December 31, 2020 and 2019 consist of the following:

	As of December 31, 2020	As of December 31, 2019
Balance, beginning of year	$21,205	$19,716
Additions	3,458	5,942
Disposals	—	(597)
Write-off of leasehold improvements	(3,661)	—
Acquisitions (1)	8,935	2,420
Depreciation	(7,981)	(6,659)
Impairment charge	(271)	—
Foreign currency translation adjustment	777	383

Balance, end of year	$22,462	$21,205

(1)	Acquired property and equipment was comprised mainly of computer hardware and software, office furniture and fixtures and a fleet of dedicated vans.

Summary of Depreciation expense property, plant and equipment
Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was classified as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Technology and product development	4,351	4,001	1,036
General and administrative	3,377	2,658	3,949
Selling and marketing	253	—	—

Total depreciation expense	$7,981	$6,659	$4,985